Calvert
Global Equity Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Australia — 2.1%
CSL Ltd.	1,332	$ 210,404
		$ 210,404
Belgium — 1.6%
KBC Group NV	1,600	$ 165,135
		$ 165,135
Denmark — 1.8%
Novo Nordisk AS, Class B	2,637	$ 182,728
		$ 182,728
France — 7.3%
L'Oreal Prime De Fidelite(1)	444	$190,189
L'Oreal SA	29	12,422
LVMH Moet Hennessy Louis Vuitton SE	312	163,295
Safran SA	652	212,633
Schneider Electric SE	588	157,869
		$736,408
Germany — 1.9%
Siemens AG	769	$197,524
		$197,524
Hong Kong — 2.7%
AIA Group Ltd.	29,766	$269,634
		$269,634
India — 2.0%
HDFC Bank Ltd. ADR	2,704	$207,316
		$207,316
Japan — 1.8%
Keyence Corp.	447	$178,723
		$178,723
Netherlands — 4.7%
ASML Holding NV	356	$285,276
IMCD NV(2)	1,419	190,849
		$476,125
Singapore — 2.0%
DBS Group Holdings Ltd.	5,765	$203,516
		$203,516
Switzerland — 3.8%
Nestle SA	2,461	$244,688
Sika AG	504	137,130
		$381,818
Security	Shares	Value
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	772	$ 174,850
		$ 174,850
United Kingdom — 6.3%
Compass Group PLC	6,451	$ 218,508
London Stock Exchange Group PLC	1,286	188,074
Reckitt Benckiser Group PLC	3,471	236,469
		$ 643,051
United States — 58.4%
Adobe, Inc.(1)	457	$176,804
Alphabet, Inc., Class A	2,666	469,829
Amazon.com, Inc.(1)	2,363	518,419
American International Group, Inc.	2,210	189,154
AMETEK, Inc.	1,176	212,809
Boston Scientific Corp.(1)	1,640	176,152
Carrier Global Corp.	2,195	160,652
Charles Schwab Corp.	2,414	220,253
Danaher Corp.	1,170	231,122
Ingersoll Rand, Inc.	1,964	163,366
Intuit, Inc.	202	159,101
Intuitive Surgical, Inc.(1)	335	182,042
JPMorgan Chase & Co.	973	282,082
Marriott International, Inc., Class A	840	229,496
Micron Technology, Inc.	1,371	168,976
Microsoft Corp.	1,384	688,416
NextEra Energy, Inc.	2,850	197,847
NVIDIA Corp.	3,316	523,895
TJX Cos., Inc.	1,211	149,546
Visa, Inc., Class A	770	273,389
Walt Disney Co.	2,351	291,548
Zoetis, Inc.	1,737	270,885
		$5,935,783
Total Common Stocks (identified cost $6,747,705)		$9,963,015

Short-Term Investments — 2.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	214,738	$ 214,738
Total Short-Term Investments (identified cost $214,738)		$ 214,738

Total Investments — 100.2% (identified cost $6,962,443)	$10,177,753
Other Assets, Less Liabilities — (0.2)%	$ (18,914)
Net Assets — 100.0%	$10,158,839

Calvert
Global Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $186,949 and the total market value of the collateral received by the Fund was $198,433, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	23.2%
Financials	19.7
Industrials	12.8
Consumer Discretionary	12.6
Health Care	12.3
Communication Services	7.5
Consumer Staples	6.7
Utilities	1.9
Materials	1.4
Total	98.1%

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $214,738, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$278,651	$1,656,632	$(1,720,545)	$ —	$ —	$214,738	$4,137	214,738

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Global Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$210,404	$ —	$210,404
Belgium	—	165,135	—	165,135
Denmark	—	182,728	—	182,728
France	—	736,408	—	736,408
Germany	—	197,524	—	197,524
Hong Kong	—	269,634	—	269,634
India	207,316	—	—	207,316
Japan	—	178,723	—	178,723
Netherlands	—	476,125	—	476,125
Singapore	—	203,516	—	203,516
Switzerland	—	381,818	—	381,818
Taiwan	174,850	—	—	174,850
United Kingdom	—	643,051	—	643,051
United States	5,935,783	—	—	5,935,783
Total Common Stocks	$6,317,949	$3,645,066(1)	$ —	$9,963,015
Short-Term Investments	$214,738	$ —	$ —	$214,738
Total Investments	$6,532,687	$3,645,066	$ —	$10,177,753

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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